IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [text block] [Abstract]
Disclosure of impairment [text block]
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m
Year ended 31 December 2018
Impact of transfers between stages	(10)	18	445	–	453
Other changes in credit quality	(23)	(14)	545	69	577
Additions (repayments)	19	(84)	27	(69)	(107)
Methodology changes	(71)	(21)	72	–	(20)
Other items	(13)	–	36	–	23
Other items impacting the impairment charge	(88)	(119)	680	–	473
Total impairment	(98)	(101)	1,125	–	926

In respect of:
Loans and advances to banks	1	–	–	–	1
Loans and advances to customers	(65)	(53)	1,129	–	1,011
Impairment charge on drawn balances	(64)	(53)	1,129	–	1,012
Loan commitments and financial guarantees	(20)	(48)	(4)	–	(72)
Financial assets at fair value through other comprehensive income	(14)	–	–	–	(14)
Total impairment	(98)	(101)	1,125	–	926

Disclosure of Impairment Loss and Reversal of Impairment Loss [text block]
	2017 £m	2016 £m
Impairment losses on loans and receivables:
Loans and advances to customers	696	592
Debt securities classified as loans and receivables	(6)	–
Total impairment losses on loans and receivables	690	592
Impairment of available-for-sale financial assets	6	173
Other credit risk provisions	(9)	(13)
Total impairment charged to the income statement	687	752